Related Party Convertible Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Details
Related Party Convertible Notes Payable		$ 179,000
Interest Rate	6.00%
Term Minimum
Term Maximum
Discount		(4,544)
Total		$ 174,456